Average Annual Total Returns{- Fidelity Disruptive Medicine Fund} - 05.31 Fidelity Disruptive Funds-Retail Class, Loyalty Class 1, Loyalty Class 2, Class F Combo Pro-06 - Fidelity Disruptive Medicine Fund
	Fidelity Disruptive Medicine Fund Return Before Taxes Past 1 year	Fidelity Disruptive Medicine Fund Return Before Taxes Since Inception		Fidelity Disruptive Medicine Fund After Taxes on Distributions Past 1 year	Fidelity Disruptive Medicine Fund After Taxes on Distributions Since Inception		Fidelity Disruptive Medicine Fund After Taxes on Distributions and Sales Past 1 year	Fidelity Disruptive Medicine Fund After Taxes on Distributions and Sales Since Inception		Loyalty Class 1 Return Before Taxes Past 1 year	Loyalty Class 1 Return Before Taxes Since Inception		Loyalty Class 2 Return Before Taxes Past 1 year	Loyalty Class 2 Return Before Taxes Since Inception		Class F Return Before Taxes Past 1 year	Class F Return Before Taxes Since Inception		MS159 Past 1 year	MS159 Since Inception		IXXIM Past 1 year	IXXIM Since Inception
Total	10.99%	21.77%	[1]	10.61%	21.31%	[1]	6.53%	16.66%	[1]	11.33%	22.07%	[1]	11.62%	22.35%	[1]	12.14%	23.00%	[1]	18.90%	34.71%	[1]	1.34%	19.10%	[1]

[1]	(a)From April 16, 2020